OTHER FINANCIAL DATA - RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 24	[1]	$ 131	[1]
Restricted Cash and Cash Equivalents, Noncurrent	22	[1]	27	[1]
Restricted cash, current and noncurrent	46		158
Sempra Natural Gas Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash			27
Restricted Cash, Collateral [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	3		15
San Diego Gas and Electric Company and Subsidiary [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	21		116
Restricted Cash and Cash Equivalents, Noncurrent	22
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Litigation Settlement [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash			110
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Operating Requirements [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	29		6
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Power Plant Purchase [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 14

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.